Assets Held for Sale (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disposal Group, Including Discontinued Operation, Assets [Abstract]
Impairment of assets held for sale		$ (23,931)	$ 0	$ 0
Total assets held for sale	$ 23,193	23,193	0
Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Total liabilities held for sale	1,736	1,736	$ 0
Hirschmann Jv [Member] | Discontinued Operations, Held-for-sale [Member]
Disposal Group, Including Discontinued Operation, Assets [Abstract]
Receivables, net	4,551	4,551
Inventories, net	2,848	2,848
Other current assets	1,131	1,131
Property, plant, and equipment	1,946	1,946
Intangible assets	4,405	4,405
Goodwill	5,477	5,477
Other long-lived assets	26,766	26,766
Total assets held for sale	47,124	47,124
Impairment of assets held for sale	(23,931)
Total assets held for sale	23,193	23,193
Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Accrued liabilities	1,288	1,288
Postretirement benefits	448	448
Total liabilities held for sale	$ 1,736	$ 1,736